Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	197,201	46,770
Receivables		0
Advances to affiliate	20,108	10,073
Other current assets	37,195	225
Other current assets—affiliate	141	167
Total current assets	254,645	57,235
Non-current restricted cash	73,339	0
Property, plant and equipment, net	6,076,672	3,924,551
Debt issuance and deferred financing costs, net	155,847	247,441
Non-current advances under long-term contracts	46,398	51,530
Other non-current assets, net	29,547	23,285
Total assets	6,636,448	4,304,042
Current liabilities
Accounts payable	9,120	1,043
Accrued liabilities	137,648	81,196
Due to affiliates	7,050	2,332
Derivative liabilities	43,383	28,559
Total current liabilities	197,201	113,130
Long-term debt, net	5,081,715	2,713,000
Non-current derivative liabilities	43,105	76,440
Other non-current liabilities	0	891
Other non-current liabilities—affiliate	618	1,231
Commitments and contingencies
Member’s equity	1,313,809	1,399,350
Total liabilities and member’s equity	6,636,448	$ 4,304,042
Scenario, Previously Reported [Member]
Current assets
Receivables	400
Other current assets	$ 36,795